Other Expense	12 Months Ended
Mar. 31, 2026
Other Expense [Abstract]
Other expense

16. Other expense

On February 9, 2026, the Company entered into a settlement agreement with KAOS Capital Ltd. and Adam Arviv (the “KAOS Group”) to resolve a shareholder dispute arising from allegations made by the KAOS Group in January 2026. The Company, its Board of Directors, and officers denied the allegations and any associated liability.

Under the terms of the settlement, the Company paid US$1,500,000 to the KAOS Group and agreed to facilitate the purchase of all 50,220 common shares of the Company held by the KAOS Group at US$5.00 per share (US$251,110) by a third party. The Company also released the KAOS Group from the obligation to pay a C$75,000 costs award that had been ordered by the Ontario Superior Court in favour of the Company. In exchange, the KAOS Group withdrew its allegations and provided a full mutual release of all claims, together with customary standstill and non-disparagement undertakings for a period of three years ending February 9, 2029.

The settlement has been funded from cash on hand. The total net settlement expense recognised in the year ended March 31, 2026 is $1,500,000.